Retirement Benefit Obligation	12 Months Ended
Jun. 30, 2020
Employee Benefits [Abstract]
Retirement Benefit Obligation
RETIREMENT BENEFIT OBLIGATION

ACCOUNTING POLICY

The group provides medical cover to current employees and certain retirees through certain funds. The medical accounting costs for the defined benefit plan are assessed using the projected unit credit method. The health care obligation is measured at the present value of the estimated future cash outflows using government bond interest rates consistent with the terms and risks of the obligation. Actuarial gains and losses as a result of these valuations are recognised in other comprehensive income (OCI) at revaluation date. Actuarial gains and losses recognised in OCI will not be recycled to profit or loss. The future liability for current and retired employees and their dependants is accrued in full based on actuarial valuations obtained annually.

27	RETIREMENT BENEFIT OBLIGATION continued

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

An updated actuarial valuation is carried out at the end of each financial year. Assumptions used to determine the liability include a discount rate of 11.2%, no increases in employer subsidies (in terms of the agreement), mortality rates according to the SA 1956/62 mortality table (SA “”a mf”” tables) (retirement age of 60) and a medical inflation rate of 8.5% (2019: discount rate of 9.7%, retirement age of 60 and 7.8% inflation rate) (2018: discount rate of 9.8%, retirement age of 60 and 7.9% inflation rate).

Management determined the discount rate by assessing South African government bonds with similar terms to the liability. The changes to the discount rate and medical inflation rate are similar to changes in interest and inflation rates in South Africa.

(a) Pension and provident funds

The group contributes to several pension and provident funds governed by the Pension Funds Act, 1956 for the employees of its South African subsidiaries. The pension funds are multi-employer defined contribution industry plans. The group’s liability is therefore limited to its monthly determined contributions. The provident funds are funded on a “monetary accumulative basis” with the member’s and employer’s contributions having been fixed in the constitution of the funds.

The Australian group companies make contributions to each employee’s superannuation (pension) funds in accordance with the Superannuation Guarantee Scheme (SGS). The SGS is a Federal Government initiative enforced by law which compels employers to make regular payments to regulated funds providing for each employee on their retirement. The SGS were set at a minimum of 9.5% of gross salary and wages for the 2020 year (2019: 9.5%). The fund is a defined contribution plan.

The PNG Superannuation Act 2002 requires a compulsory employer contribution of 8.4% (2019: 8.4%) into an approved superannuation (pension) fund if an employee is appointed for a period of three months or more. The approved superannuation funds are defined contribution plans.

Substantially all the group’s employees are covered by the above mentioned retirement benefit plans. Funds contributed by the group for the 2020 financial year amounted to R842 million (2019: R766 million).

(b) Post-retirement benefits other than pensions

Harmony inherited a post-retirement medical benefit obligation, which existed at the time of the Freegold acquisition in 2002. The group also inherited various post-retirement medical benefit obligations with the acquisition of the Moab Khotsong operations in 2018. Given the insignificant values attributed to the Moab Khotsong obligations, the details have not been included in the discussion below. Except for the abovementioned employees, Harmony has no other post-retirement benefit obligation for the other group employees.

The group’s obligation is to pay a subsidy of 2% for every completed year of employment up to a maximum of 50% of total medical aid contributions, commencing on date of retirement. Should the employee die, either in service or after retirement, this benefit will transfer to his/her dependants. The medical aid tariffs are based on the Bestmed medical scheme (Bestmed) options.

The principal actuarial assumptions used to determine the present value of unfunded obligations are discussed above. In addition the following was also considered:

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It is assumed that all Continuation and Widow Members (CAWMs) will remain on the current benefit option and income band. For employed members, post-employment contributions were assumed to be equal to the average payable for the current CAWMs membership;

•	It is assumed that not all employed members will remain employed until retirement therefore estimated resignation and ill-health retirement rates are also taken into account;

•	It is assumed that 90% of employed members will be married at retirement or earlier death and that wives are four years younger than their husbands.

Through the post-employment medical plan, the group is exposed to a number of risks, the most significant of which are discussed below:

•	Change in bond yields: A decrease in the bond yields will increase the plan liability.

•	Inflation risk: The obligation is linked to inflation and higher inflation will lead to a higher liability.

•	Life expectancy: The obligation is to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plan’s liabilities.

The liability is unfunded and will be settled out of cash and cash equivalents when it becomes due. The liability is based on an actuarial valuation conducted during the year ended 30 June 2020, using the projected unit credit method. The next actuarial valuation will be performed on 30 June 2021.

27	RETIREMENT BENEFIT OBLIGATION continued

(b) Post-retirement benefits other than pensions continued

	SA Rand
Figures in million	2020	2019

Present value of all unfunded obligations	193	201

Current employees	56	54
Retired employees	137	147

The movement in the retirement benefit obligation is as follows:

Balance at beginning of year	201	186
Contributions paid	(12)	(12)
Other expenses included in staff costs/current service cost	2	3
Finance costs	19	17
Net actuarial (gain)/loss recognised in other comprehensive income during the year	(17)	7

Balance at end of year	193	201

The net actuarial gain for 2020 was mainly caused by an increased discount rate as well as a decline in members (2019: net actuarial loss was mainly due to an increase in subsidy inflation).

	SA Rand
Figures in million	2020	2019

The net liability of the defined benefit plan is as follows:

Present value of defined benefit obligation	193	201
Fair value of plan assets	—	—

Net liability of defined benefit plan	193	201

The effect of a percentage point increase and decrease in the assumed medical cost trend rate is as follows:

	SA Rand
Figures in million	2020	2019

Effect of a 1% increase on:

Aggregate of service cost and finance costs	3	2
Defined benefit obligation	22	23

Effect of a 1% decrease on:

Aggregate of service cost and finance costs	(2)	(2)
Defined benefit obligation	(19)	(19)

The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. The analysis is performed on the same basis for 2019.

The group expects to contribute approximately R11 million to the benefit plan in 2021. The weighted average duration of the defined benefit obligation is 12.5 years.
EMPLOYEE BENEFITS

ACCOUNTING POLICY

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Pension, provident and medical benefit plans are funded through monthly contributions. The group pays fixed contributions into a separate entity in terms of the defined contribution pension, provident and medical plans which are charged to the income statement in the year to which they relate. The group's liability is limited to its monthly determined contributions and it has no further liability, legal or constructive, if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. Refer to note 27 for details of the post-retirement medical benefit plan.

•
Termination benefits are payable when employment is terminated before the normal retirement date, or whenever an employee accepts voluntary redundancy in exchange for these benefits. The group recognises termination benefits at the earlier of the following dates: (a) when the group can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after balance sheet date are discounted to present value.

	2020	2019

Number of permanent employees as at 30 June:

South African operations	31 504	31 199
International operations[1]	1 589	1 638

Total number of permanent employees	33 093	32 837

	SA Rand
Figures in million	2020	2019

Aggregate earnings

The aggregate earnings of employees including executive directors were:

Salaries and wages and other benefits (excluding share-based payments)	10 540	10 623
Retirement benefit costs	842	766
Medical aid contributions	276	259

Total aggregated earnings[2]	11 658	11 648

[1]	The Wafi-Golpu joint operation's employees included in the total is 81 (2019: 194).

[2]	These amounts have been included in cost of sales, corporate expenditure and capital expenditure.

During the 2020 financial year, R122 million (2019: R248 million) was included in the payroll costs for termination costs. Termination costs include the cost relating to the voluntary retrenchment and restructuring process as well as retrenchments due to shaft closures.